Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 0.2	$ 453.0	$ 778.0	$ 938.0	$ 1,586.0
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	0.2	39.0	(126.0)	21.0	(193.0)
Dividend income	$ 21.0	$ 33.0	$ 37.0	$ 101.0	$ 112.0